Goodwill, Spectrum Licenses and Other Intangible Assets Other Intangibles Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment	$ 0	$ 0
Indefinite-lived intangible asset impairment	0	0
Other intangible assets, gross	1,457,000,000	1,455,000,000
Accumulated amortization	(1,081,000,000)	(861,000,000)
Other intangible assets, net	376,000,000	594,000,000
Amortization expense for intangible assets	220,000,000	276,000,000	$ 333,000,000
Future Amortization Expense
2017	163,000,000
2018	104,000,000
2019	52,000,000
2020	34,000,000
2021	14,000,000
Thereafter	9,000,000
Customer lists
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,104,000,000	1,104,000,000
Accumulated amortization	(894,000,000)	(719,000,000)
Other intangible assets, net	$ 210,000,000	385,000,000
Customer lists | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	6 years
Trademarks and patents
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 303,000,000	300,000,000
Accumulated amortization	(156,000,000)	(115,000,000)
Other intangible assets, net	$ 147,000,000	185,000,000
Trademarks and patents | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	12 years
Other
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 50,000,000	51,000,000
Accumulated amortization	(31,000,000)	(27,000,000)
Other intangible assets, net	$ 19,000,000	$ 24,000,000
Other | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	28 years